Consolidated Statements of Operations (FY) - USD ($)	3 Months Ended				6 Months Ended			9 Months Ended		12 Months Ended
	Mar. 31, 2018	Jun. 30, 2017	Mar. 31, 2017	Mar. 22, 2017	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statements of Operations [Abstract]
Sales revenue					$ 466,267	$ 221,178	$ 159,556			$ 704,832	$ 491,312
Operating expenses:
Selling expenses	$ 53,966		$ 450		450	0	0	$ 138,821	$ 450	0	0
General and administrative	1,060,829		339,370		806,332	282,011	243,038	1,945,141	750,965	693,606	469,276
Total operating expenses	1,114,795		339,820		806,782	282,011	243,038	2,083,962	751,415	693,606	469,276
Income (loss) from operations	(827,571)		(108,316)		(340,515)	(60,833)	(83,482)	(1,297,993)	(36,257)	11,226	22,036
Other income (expense):
Interest expense	(12,919)		(39)		(220)	0	0	(12,948)	(39)	0	0
Other income	0		0		0			0	1,438	1,438	0
Other income (expense), net	(12,919)		(39)		(220)	0	0	(12,948)	1,399	1,438	0
Net income (loss)	$ (840,490)	$ (232,380)	$ (108,355)	$ (108,355)	$ (340,735)	$ (60,833)	$ (83,482)	$ (1,310,941)	$ (34,858)	$ 12,664	$ 22,036
Earning (loss) per common share [Abstract]
Basic and diluted (in dollars per share)	$ (0.02)		$ 0		$ (0.01)	$ 0	$ 0	$ (0.03)	$ 0.00	$ 0	$ 0
Weighted average common shares outstanding:
Basic and diluted (in shares)	40,418,163		25,830,511		32,570,967	26,160,000	26,160,000	39,197,367	23,090,337	26,160,000	26,160,000